Statutory and other information	12 Months Ended
Mar. 31, 2022
Statutory and other information
Statutory and other information

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19. Statutory and other information	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Directors’ emoluments:
-Fees	0.6	0.5	0.6
-Share based compensation	1.9	1.9	2.7
-Other emoluments	1.0	0.3	0.9
Total Directors’ emoluments	3.5	2.7	4.2
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.6	0.6	0.7
- Audit related services	0.1	0.1	—
- Tax advisory services (ii)	—	0.1	0.2
Total fees	0.7	0.8	0.9
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit services (i)	0.1	0.1	0.1
Audit related services	—	—	—
Tax advisory services (ii)	—	—	0.1
Total fees	0.1	0.1	0.2
Depreciation of owned property, plant and equipment	664.8	496.5	683.5
Depreciation of property, plant and equipment held under leases	—	5.9	5.9
Lease charges, principally for aircraft (iii)	—	6.7	38.2

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2022 €1,000 (2021: €1,000; 2020: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.
(iii)	Lease charges relates to leases with a duration of less than 12 months for which the Company availed of the short-term lease exemption under IFRS 16.

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Basic salary	0.50	0.25	0.50
Bonus (performance and target-related)	0.48	—	0.46
	0.98	0.25	0.96
Non-cash share based compensation (i)	1.78	1.78	2.51
	2.76	2.03	3.47

(i)2020, 2021 and 2022 include €1.78m non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s new 5-year contract in February 2019. The remaining charge in 2020 relates to share options that vested in 2019.

During the years ended March 31, 2022, 2021 and 2020 Michael O'Leary was the only Executive Director.

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2022	2021	2020
	€'000	€'000	€'000
Fees
David Bonderman (i)	-	16.7	100.0
Róisín Brennan	50.0	45.8	50.0
Michael Cawley	50.0	45.8	50.0
Emer Daly	50.0	45.8	50.0
Geoff Doherty (ii)	25.0	-	-
Stan McCarthy (iii)	100.0	87.5	50.0
Kyran McLaughlin (i)	-	11.9	50.0
Howard Millar	50.0	45.8	50.0
Dick Milliken	50.0	45.8	50.0
Mike O’Brien	75.0	68.8	80.0
Julie O’Neill	50.0	45.8	50.0
Louise Phelan	50.0	45.8	50.0
	550.0	505.5	630.0
Emoluments
Share based compensation	80.1	83.1	150.0
Total	630.1	588.6	780.0

(i)	David Bonderman and Kyran McLaughlin retired from the Board in May 2020.
(ii)	Geoff Doherty was appointed to the Board in October 2021.
(iii)	Stan McCarthy was appointed Chairman from June 2020.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2022 was €0.1m (2021: €0.1m; 2020: €0.1m).  Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11.

Mr. O’Leary is a member of a defined contribution plan. During the years ended March 31, 2022, 2021 and 2020 the Company did not make contributions to the defined contribution plan for Mr. O’Leary.  No Non-Executive Directors are members of the Company defined benefit plan or received contributions under the defined contribution plan in fiscal years ended March 31, 2022, 2021 and 2020.

(d)  Shares and share options

(i) Shares

Ryanair Holdings plc is listed on the Euronext Dublin and NASDAQ stock exchanges.

The beneficial interests as at March 31, 2022, 2021 and 2020 of the Directors in office at March 31, 2022 and of their spouses and dependent children in the share capital of the Company are as follows:

	No. of Shares at March 31,
	2022	2021	2020
Roisin Brennan	4,000	—	—
Michael Cawley	756,198	756,198	756,198
Emer Daly	6,840	6,840	3,260
Geoff Doherty	50,700	—	—
Stan McCarthy	10,000	10,000	10,000
Howard Millar	500,000	435,000	390,000
Dick Milliken	17,250	9,750	9,750
Mike O'Brien	4,405	4,405	—
Michael O’Leary	44,096,725	44,096,725	44,096,725
Julie O'Neill	5,000	5,000	1,000
Louise Phelan	60,000	30,000	30,000

(ii) Share options

The share options held by each Director in office at the end of fiscal year 2022 were as follows:

	No. of Options at March 31,
	2022	2021	2020
Róisín Brennan (b)	50,000	50,000	50,000
Michael Cawley (b)	50,000	80,000	80,000
Emer Daly (b)	50,000	50,000	50,000
Geoff Doherty	—	—	—
Stan McCarthy (b)	50,000	50,000	50,000
Howard Millar (b)	50,000	50,000	80,000
Dick Milliken (b)	50,000	80,000	80,000
Mike O'Brien (b)	50,000	50,000	50,000
Michael O’Leary (a) (c)	12,500,000	15,000,000	15,000,000
Julie O’Neill (b)	50,000	50,000	80,000
Louise Phelan (b)	50,000	80,000	80,000

(a)	5m options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.35 (the market value at the date of grant), these options vested in July 2019 and 2.5m were exercised during fiscal year 2022.
(b)	50,000 options (not yet vested) were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.
(c)	10m options (not yet vested) were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to him still being an employee of the Ryanair Group through July 31, 2024.

In fiscal year 2022 the Company incurred total share-based (non-cash) compensation expense of €1.9m (2021: €1.9m; 2020: €2.7m) in relation to Directors.